Accounting policies - Valuation adjustment (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Accounting policies
Amount of CVA	€ 322.5
Change in CVA (as a percent)	(49.90%)
Amount of DVA	€ 219.6
Change in DVA (as a percent)	(43.70%)
Financial Instruments Valuation Adjustment Threshold, As A Percent	40.00%